Schedule of investments
Macquarie VIP Value Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.08%♣
Communication Services — 7.03%
Alphabet Class A	25,894	$ 6,294,831
Electronic Arts	34,087	6,875,348
		13,170,179
Consumer Discretionary — 8.69%
Genuine Parts	40,690	5,639,634
Lowe's	21,528	5,410,202
NIKE Class B	74,791	5,215,176
		16,265,012
Consumer Staples — 5.40%
Hershey	32,357	6,052,377
Kenvue	250,100	4,059,123
		10,111,500
Energy — 5.98%
Chevron	35,718	5,546,648
Exxon Mobil	50,172	5,656,893
		11,203,541
Financials — 20.89%
Bank of America	112,249	5,790,926
Charles Schwab	58,223	5,558,550
Fidelity National Information Services	69,037	4,552,300
Marsh & McLennan	28,100	5,662,993
Travelers	22,296	6,225,489
Truist Financial	125,793	5,751,256
Wells Fargo & Co.	66,300	5,557,266
		39,098,780
Healthcare — 12.02%
Cigna Group	15,959	4,600,182
Johnson & Johnson	34,018	6,307,617
Merck & Co.	67,054	5,627,842
Thermo Fisher Scientific	12,288	5,959,926
		22,495,567
Industrials — 12.21%
CSX	170,558	6,056,515
Dover	31,300	5,221,779
Jacobs Solutions	38,790	5,813,069
Northrop Grumman	9,452	5,759,293
		22,850,656
Information Technology — 12.05%
Analog Devices	24,518	6,024,073
CDW	29,709	4,732,049
Cisco Systems	86,661	5,929,346
Teledyne Technologies †	10,033	5,879,739
		22,565,207
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 5.88%
DuPont de Nemours	71,836	$ 5,596,025
PPG Industries	51,500	5,413,165
		11,009,190
Real Estate — 6.01%
Equity Residential	81,159	5,253,422
Prologis	52,300	5,989,396
		11,242,818
Utilities — 2.92%
Duke Energy	44,219	5,472,101
		5,472,101
Total Common Stocks (cost $174,888,679)		185,484,551

Short-Term Investments — 0.98%
Money Market Mutual Funds — 0.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	459,043	459,043
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	459,043	459,043
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	459,043	459,043
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	459,044	459,044
Total Short-Term Investments (cost $1,836,173)		1,836,173

Total Value of Securities—100.06% (cost $176,724,852)		187,320,724
Liabilities Net of Receivables and Other Assets—(0.06%)		(111,565)
Net Assets Applicable to 43,405,198 Shares Outstanding—100.00%		$187,209,159
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
NQ- IV088 [0925] 1125 (4967888)    1